Borrowings (Tables)	12 Months Ended
Jul. 31, 2021
Borrowings [abstract]
Summary of borrowings

	2021			2020
	Current	Non- current	Total	Current	Non- current	Total
	$m	$m	$m	$m	$m	$m
Bank overdrafts	183	—	183	248	—	248
Senior unsecured loan notes	—	2,528	2,528	283	2,635	2,918
Total borrowings	183	2,528	2,711	531	2,635	3,166

Schedule of maturity of non-current loans
Non-current loans are repayable as follows:

	2021	2020
	$m	$m
Due in one to two years	250	—
Due in two to three years	55	250
Due in three to four years	150	150
Due in four to five years	400	150
Due in over five years	1,673	2,085
Total	2,528	2,635
These cash flows can be analyzed by maturity as follows:

	2021				2020
	Trade and other payables	Debt including lease liabilities	Interest on debt including lease liabilities	Total	Trade and other payables	Debt including lease liabilities	Interest on debt including lease liabilities	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Due in less than one year	3,188	263	130	3,581	2,889	561	148	3,598
Due in one to two years	31	507	116	654	34	291	131	456
Due in two to three years	25	257	103	385	20	507	117	644
Due in three to four years	18	295	93	406	15	345	103	463
Due in four to five years	19	491	79	589	14	286	92	392
Due in over five years	244	1,782	207	2,233	211	2,245	285	2,741
Total	3,525	3,595	728	7,848	3,183	4,235	876	8,294